Condensed Consolidated Statements of Income (Unaudited) - JPY (¥) shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Interest income:
Loans, including fees		¥ 851,515	¥ 1,034,727
Deposits in other banks		27,048	30,422
Investment securities		162,407	160,273
Trading account assets		194,044	196,858
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		16,694	64,603
Total		1,251,708	1,486,883
Interest expense:
Deposits		111,927	197,457
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions		15,870	75,468
Due to trust account, other short-term borrowings and trading account liabilities		20,879	44,649
Long-term debt		123,580	138,892
Total		272,256	456,466
Net interest income		979,452	1,030,417
Provision for (reversal of ) credit losses		(10,838)	209,806
Net interest income after provision for credit losses		990,290	820,611
Non-interest income:
Fees and commissions income		798,065	699,772
Foreign exchange gains —net		5,382	69,433
Trading account profits—net		59,171	244,303
Investment securities gains—net		335,333	683,661
Equity in earnings of equity method investees—net		216,085	140,420
Other non-interest income		93,305	19,658
Total		1,507,341	1,857,247
Non-interest expense:
Salaries and employee benefits		638,930	607,166
Occupancy expenses—net		84,227	89,628
Fees and commissions expenses		157,911	148,250
Outsourcing expenses, including data processing		152,125	146,721
Depreciation of premises and equipment		40,505	43,807
Amortization of intangible assets		129,528	123,181
Insurance premiums, including deposit insurance		47,416	42,825
Communications		28,819	30,182
Taxes and public charges		51,178	52,599
Impairment of goodwill		0	106,479
Reversal of off-balance sheet credit instruments		(6,381)	(36,551)
Other non-interest expenses		122,844	177,457
Total		1,447,102	1,531,744
Income before income tax expense		1,050,529	1,146,114
Income tax expense		293,696	366,109
Net income before attribution of noncontrolling interests		756,833	780,005
Net income attributable to noncontrolling interests		19,222	3,105
Net income attributable to Mitsubishi UFJ Financial Group		737,611	776,900
Effect of dilutive instruments:
Restricted stock units and performance stock units	[1]	(2,559)	(1,891)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions		¥ 735,052	¥ 775,009
Shares used for the computation of basic EPS and diluted EPS (Denominator):
Weighted average common shares outstanding (in shares)		12,852,177	12,856,192
Effect of dilutive instruments:
Stock acquisition rights (in shares)	[1]	0	0
Weighted average common shares for diluted computation (in shares)		12,852,177	12,856,192
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)		¥ 57.39	¥ 60.43
Diluted earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)	[1]	57.19	60.28
Cash dividend per common share (in JPY per share)		¥ 12.50	¥ 12.50

[1]	For the six months ended September 30, 2020 and 2021, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.